Vessels, net (Tables)	12 Months Ended
Dec. 31, 2017
Vessels, net [Abstract]
Vessels
	Cost	Accumulated Depreciation	Net Book Value

Balance, December 31, 2015	$97,100	(672)	$96,428
Vessels transferred from held for sale	66,449	-	66,449
Impairment loss	(67,999)	4,138	(63,861)
Depreciation	-	(3,466)	(3,466)
Balance, December 31, 2016	$95,550	-	$95,550
Additions	672,300	-	672,300
Vessels sold	(3,900)	104	(3,796)
Depreciation	-	(14,966)	(14,966)
Balance, December 31, 2017	$763,950	$(14,862)	$749,088